Expense Example - FidelitySeriesBlueChipGrowthFund-PRO - FidelitySeriesBlueChipGrowthFund-PRO - Fidelity Series Blue Chip Growth Fund - Fidelity Series Blue Chip Growth Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13